Notes Related to the Consolidated Statements of Financial Position - Summary of Financial Liabilities by Maturity (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Conditional advances	€ 1,321	€ 1,181	€ 1,182
Bank loans	62	799	1,534
Financial liabilities related to finance leases		39	116
Bank overdrafts			11
Total financial liabilities	1,421	2,019	2,843
Other	38
Less than one year [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Bank loans	62	737	735
Financial liabilities related to finance leases		39	79
Bank overdrafts			11
Total financial liabilities	62	776	825
Later than one year and not later than three years [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Bank loans		62	799
Financial liabilities related to finance leases			37
Total financial liabilities		62	836
Later than three years and not later than five years [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total financial liabilities	38
Other	38
Later than five years [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Conditional advances	1,321	1,181	1,182
Total financial liabilities	€ 1,321	€ 1,181	€ 1,182